Subsequent Events (Details Narrative) $ in Thousands		1 Months Ended			2 Months Ended		3 Months Ended	12 Months Ended
	Jan. 03, 2023 USD ($)	Feb. 06, 2023 USD ($)	Feb. 05, 2023	Jan. 26, 2023 USD ($)	Mar. 06, 2023 USD ($)	Feb. 28, 2023 USD ($)	Mar. 17, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Subsequent Event [Line Items]
Proceeds from Sale of Property, Plant, and Equipment								$ 284,476	$ 121,080	$ 8,183
Gain (Loss) on Disposition of Property Plant Equipment								$ 149,352	$ 33,625	$ 0
Subsequent Event [Member] | Sale and Leaseback Agreements [Member]
Subsequent Event [Line Items]
Proceeds from Lines of Credit						$ 32,000
Sale and Leaseback Transaction Description						to finance one drybulk vessel
Maturity date						ten years from the date of the delivery of the vessel
Debt Instrument, Description of Variable Rate Basis						Libor
Debt Instrument, Basis Spread on Variable Rate						2.00%
Subsequent Event [Member] | New Credit Facility [Member]
Subsequent Event [Line Items]
Sale and Leaseback Transaction Description						to finance part of the contract price of four newbuilding container vessels, currently under construction
Maturity date						ten years after drawdown
Debt Instrument, Description of Variable Rate Basis						SOFR
Debt Instrument, Basis Spread on Variable Rate						1.70%
Line of Credit Facility, Maximum Borrowing Capacity						$ 161,600
Subsequent Event [Member] | Navios Felix [Member]
Subsequent Event [Line Items]
Vessel year built					2016
Vessel type					scrubber-fitted Capesize
Vessel capacity in DWT					181,221
Additions					$ 40,121
Subsequent Event [Member] | Navios Meridian [member]
Subsequent Event [Line Items]
Vessel year built			2023
Vessel type			Panamax
Vessel capacity in DWT			82,010
Subsequent Event [Member] | Navios Libertas [Member]
Subsequent Event [Line Items]
Vessel year built							2007
Vessel type							Panamax
Vessel capacity in DWT							75,511
Proceeds from Sale of Property, Plant, and Equipment							$ 13,800
Date of expected delivery of vessel							second quarter of 2023
Subsequent Event [Member] | Serenitas N [Member]
Subsequent Event [Line Items]
Vessel year built		2011
Vessel type		Ultra-Handymax
Vessel capacity in DWT		56,644
Proceeds from Sale of Property, Plant, and Equipment		$ 12,250
Date of expected delivery of vessel		second quarter of 2023
Subsequent Event [Member] | Navios Photon [Member]
Subsequent Event [Line Items]
Vessel year built		2008
Vessel type		VLCC
Vessel capacity in DWT		297,395
Proceeds from Sale of Property, Plant, and Equipment		$ 53,000
Date of delivery		March 3, 2023
Subsequent Event [Member] | Aurora N [Member]
Subsequent Event [Line Items]
Vessel year built	2008
Vessel type	LR1
Vessel capacity in DWT	63,495
Proceeds from Sale of Property, Plant, and Equipment	$ 22,500
Date of expected delivery of vessel	second quarter of 2023
Subsequent Event [Member] | Navios Amaryllis, Star N, Nave Dorado [Member]
Subsequent Event [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment				$ 44,433